Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 104,573,985	$ 98,589,818	$ 69,817,147
Deferred tax benefit	1,994,063	5,151,492	18,285,052
Translation effect	(8,854,010)	(1,687,276)	15,273,228
Deferred tax benefit (expense) recognized in OCI	2,013,480	2,760,313	(4,760,447)
Deferred taxes acquired in business combinations	(25,827)	(240,362)	(25,162)
Hyperinflationary effect in Argentina	(4,907,151)
Effect of adoption of IFRS 9 (Note 2ai)	544,628
Effect of adoption of IFRS 15 (Note 2ai)	(8,725,841)
Deferred tax (liability) asset ending balance	86,613,327	104,573,985	98,589,818
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets				$ 111,186,768	$ 5,649	$ 116,571,349	$ 112,651,699
Deferred income tax liabilities				(24,573,441)	$ (1,248)	(11,997,364)	(14,061,881)
Deferred tax assets and liabilities, net	$ 104,573,985	$ 98,589,818	$ 69,817,147	$ 86,613,327		$ 104,573,985	$ 98,589,818